Federated Hermes Corporate Bond Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—71.2%
		Basic Industry - Chemicals—0.4%
$ 1,500,000		RPM International, Inc., Sr. Unsecd. Note, 3.750%, 3/15/2027	$1,651,255
2,780,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	3,220,471
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	1,816,878
		TOTAL	6,688,604
		Basic Industry - Metals & Mining—1.6%
4,180,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	4,307,367
3,900,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	4,054,657
2,795,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	2,862,959
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,634,832
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	1,356,046
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,545,842
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,561,389
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,514,622
		TOTAL	24,837,714
		Capital Goods - Aerospace & Defense—2.0%
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	3,237,765
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	2,181,049
1,755,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,830,824
3,000,000		Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	4,081,210
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	2,103,162
5,900,000		Leidos, Inc., Sr. Unsecd. Note, 2.300%, 2/15/2031	5,823,713
1,540,000		Leidos, Inc., Sr. Unsecd. Note, 3.625%, 5/15/2025	1,668,698
2,775,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,810,641
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.860% (3-month USLIBOR +1.735%), 2/15/2042	2,774,907
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	829,429
1,660,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,873,639
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	746,449
		TOTAL	29,961,486
		Capital Goods - Building Materials—1.6%
5,625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	6,194,919
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,522,311
2,980,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	3,109,897
1,435,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,506,153
3,095,000		Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	3,374,401
5,010,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	6,128,770
		TOTAL	24,836,451
		Capital Goods - Construction Machinery—1.1%
2,820,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,802,587
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,967,574
1,670,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,801,630
2,500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,557,038
3,100,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	3,459,855
3,300,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	3,338,759
		TOTAL	15,927,443

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—2.0%
$ 859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	$889,981
2,210,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	2,239,775
1,560,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,571,227
3,074,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	3,227,310
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	2,505,780
3,250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	3,149,407
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	2,149,873
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	1,128,116
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	918,998
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	754,617
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	3,276,886
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	5,191,763
1,220,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,301,764
1,895,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	1,928,459
	TOTAL	30,233,956
	Capital Goods - Packaging—0.6%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	1,941,220
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	1,112,751
2,500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	2,831,546
2,210,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.900%, 3/15/2029	2,652,736
	TOTAL	8,538,253
	Communications - Cable & Satellite—2.4%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	7,245,484
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,725,635
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,319,795
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	397,082
3,350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	3,467,327
900,000	Comcast Corp., 7.050%, 3/15/2033	1,324,047
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	5,500,542
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,650,166
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,598,897
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,952,655
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	2,057,306
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	2,080,506
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,843,220
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,638,990
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,398,960
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	223,691
	TOTAL	36,424,303
	Communications - Media & Entertainment—1.3%
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,357,267
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	1,390,861
1,375,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	1,619,989
4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	5,158,000
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	975,738
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	2,748,295
2,350,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	2,902,569
985,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 5/19/2050	1,254,320
	TOTAL	20,407,039

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—1.6%
$ 2,500,000	American Tower Corp., Sr. Unsecd. Note, 2.750%, 1/15/2027	$2,641,450
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,505,732
2,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,668,249
2,815,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	2,861,730
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,111,726
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	3,365,010
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	3,601,185
2,700,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.400%, 10/15/2052	2,744,402
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,263,612
	TOTAL	23,763,096
	Communications - Telecom Wirelines—3.8%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	2,411,565
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,560,870
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	694,745
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,901,006
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	1,275,714
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,486,587
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 2.550%, 12/1/2033	5,362,464
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.800%, 12/1/2057	4,298,823
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,810,378
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,733,452
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	3,342,895
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,855,887
8,540,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	9,165,170
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,455,354
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,423,190
	TOTAL	56,778,100
	Consumer Cyclical - Automotive—1.2%
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	1,050,947
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	2,179,610
3,000,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 6/10/2031	3,052,027
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 4/10/2022	2,280,271
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,351,923
1,780,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	1,822,895
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.850%, 9/26/2024	3,168,130
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.200%, 9/26/2026	3,241,608
	TOTAL	18,147,411
	Consumer Cyclical - Retailers—1.7%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,838,885
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	6,242,649
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,275,102
697,177	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	763,374
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	3,103,619
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,857,206
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,984,021
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,784,253
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,302,049
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	3,110,650
	TOTAL	25,261,808

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—0.9%
$ 1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	$1,574,971
1,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	2,292,353
5,285,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	5,382,169
3,985,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	4,613,495
	TOTAL	13,862,988
	Consumer Non-Cyclical - Food/Beverage—4.4%
5,545,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	6,125,243
3,870,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	4,946,484
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	8,037,937
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	1,032,634
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	2,162,636
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	456,154
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,933,720
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	2,508,363
2,150,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	2,315,677
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,737,231
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,998,562
391,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	396,815
4,650,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,638,359
730,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	735,955
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,712,223
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,314,960
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	7,160,883
925,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	959,494
2,205,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	2,450,244
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	690,441
4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	4,552,056
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,085,637
	TOTAL	66,951,708
	Consumer Non-Cyclical - Health Care—2.7%
1,500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	1,582,645
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 9/22/2026	3,540,395
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	604,526
1,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	1,591,070
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	2,131,767
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,622,790
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,580,096
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,332,491
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	2,441,071
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	7,102,695
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	4,870,484
1,820,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	1,874,040
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,468,975
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,900,877
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	1,621,179
	TOTAL	40,265,101
	Consumer Non-Cyclical - Pharmaceuticals—2.7%
895,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	877,188
2,601,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,943,853
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	4,528,865

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	$4,156,433
805,000	AbbVie, Inc., Sr. Unsecd. Note, 3.450%, 3/15/2022	814,454
750,000	AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	818,175
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	1,178,781
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,589,000
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,547,279
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,888,064
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,600,453
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	813,105
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	634,413
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	299,646
1,090,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	1,107,666
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,130,716
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 144A, 3.250%, 2/15/2051	2,629,971
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,314,212
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	4,302,254
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,911,200
	TOTAL	41,085,728
	Consumer Non-Cyclical - Products—0.1%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	1,129,200
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	1,117,169
	TOTAL	2,246,369
	Consumer Non-Cyclical - Tobacco—0.5%
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,335,190
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	4,530,446
	TOTAL	7,865,636
	Energy - Independent—1.6%
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	7,658,484
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	1,082,937
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	5,149,131
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	3,733,665
4,440,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	4,353,798
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	633,758
775,000	XTO Energy, Inc., 6.750%, 8/1/2037	1,143,277
	TOTAL	23,755,050
	Energy - Integrated—1.3%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,670,145
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	5,988,182
1,785,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,939,821
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	3,421,749
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,482,446
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	2,400,275
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	2,252,891
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	289,542
	TOTAL	20,445,051
	Energy - Midstream—3.5%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	4,244,363
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	931,677
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,849,071
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,402,968

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 1,290,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 144A, 3.000%, 11/15/2029	$1,373,768
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	6,200,669
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	2,484,644
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,690,552
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	3,530,677
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,659,581
1,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	2,023,434
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,567,932
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,692,175
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,879,799
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,781,821
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	3,795,565
3,050,000	ONEOK Partners LP, Sr. Unsecd. Note, 3.375%, 10/1/2022	3,122,562
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	1,068,918
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,190,630
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,810,803
	TOTAL	52,301,609
	Energy - Refining—0.5%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	941,155
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,530,110
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	1,003,319
1,665,000	Valero Energy Corp., 7.500%, 4/15/2032	2,329,227
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,721,835
	TOTAL	7,525,646
	Financial Institution - Banking—11.3%
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,168,011
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,537,730
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,761,420
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,412,676
6,395,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,533,366
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,572,414
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	6,358,464
3,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	4,004,303
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,486,242
1,850,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	2,012,265
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,300,947
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,530,377
5,500,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,734,026
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,338,529
990,000	Citigroup, Inc., 4.125%, 7/25/2028	1,120,644
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	3,179,757
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,841,255
3,410,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	3,484,872
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,959,114
1,705,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,817,849
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	2,093,860
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	6,599,486
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	3,125,673
3,500,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,622,239
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	1,105,746

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	$2,894,722
1,840,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,925,681
1,680,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,706,603
2,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,867,905
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	2,141,866
7,700,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,632,233
2,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	2,212,464
4,625,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	5,299,503
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,986,738
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 4/25/2023	1,503,706
7,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,162,222
2,000,000		JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	2,119,255
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,168,701
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	775,456
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	8,167,470
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	4,453,225
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,946,513
2,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,619,123
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	8,383,985
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,956,393
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	3,208,611
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,685,854
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,580,585
468,724	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	384,354
1,000,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	1,006,002
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	4,173,882
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,857,381
		TOTAL	170,521,698
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,401,513
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	6,023,627
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	652,819
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,625,740
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,775,913
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	2,310,806
805,000		Stifel Financial Corp., 4.250%, 7/18/2024	882,098
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,621,671
975,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	1,075,776
		TOTAL	21,369,963
		Financial Institution - Finance Companies—1.5%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,994,577
1,010,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 5/26/2022	1,029,433
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	3,407,802
600,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	651,527
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	3,306,673
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,622,445
7,856,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	9,547,586
		TOTAL	22,560,043
		Financial Institution - Insurance - Health—0.1%
740,000		Anthem, Inc., 5.850%, 1/15/2036	1,009,569

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—1.6%
$ 3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	$3,354,117
2,750,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,176,643
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	2,691,784
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	944,684
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	1,149,878
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,772,522
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	1,075,096
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	5,741,109
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,527,261
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,277,029
	TOTAL	24,710,123
	Financial Institution - Insurance - P&C—0.9%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,324,370
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,469,340
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	3,277,826
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	6,062,533
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,564,617
	TOTAL	13,698,686
	Financial Institution - REIT - Apartment—0.5%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,387,462
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,151,365
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,306,299
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,718,792
	TOTAL	7,563,918
	Financial Institution - REIT - Healthcare—0.3%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,374,671
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	2,128,836
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,335,872
	TOTAL	4,839,379
	Financial Institution - REIT - Office—0.5%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,623,213
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,783,307
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,542,802
	TOTAL	6,949,322
	Financial Institution - REIT - Other—0.4%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,471,812
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	2,287,666
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	2,057,089
	TOTAL	6,816,567
	Financial Institution - REIT - Retail—0.3%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	391,449
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,933,614
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,947,639
920,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	982,579
	TOTAL	5,255,281
	Supranational—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,133,354
	Technology—5.7%
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	2,716,660
2,000,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	2,251,649

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	$1,095,082
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,785,511
3,880,000	Dell International LLC / EMC Corp., Term Loan - 1st Lien, 5.300%, 10/1/2029	4,728,326
4,750,000	Dell International LLC / EMC Corp., 6.200%, 7/15/2030	6,107,207
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	2,572,746
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,762,596
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,603,266
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,522,987
1,350,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,407,486
3,448,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	3,892,312
3,000,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	3,118,555
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	1,087,377
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	2,744,959
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,535,600
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,752,847
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,173,819
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,685,085
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	4,260,915
565,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	583,244
2,250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	2,446,875
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,937,612
2,600,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,742,213
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,506,419
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,231,189
2,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,794,662
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	508,877
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,429,837
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	171,712
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	3,394,650
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	220,943
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	5,478,193
6,400,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	6,471,936
	TOTAL	86,723,347
	Technology Services—0.3%
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,277,653
2,125,000	Global Payments, Inc., Sr. Unsecd. Note, 4.150%, 8/15/2049	2,447,270
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	669,471
	TOTAL	4,394,394
	Transportation - Airlines—0.1%
740,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	839,105
	Transportation - Railroads—0.7%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	4,397,267
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,402,932
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,374,344
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,575,856
	TOTAL	10,750,399
	Transportation - Services—2.0%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	6,229,967
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,323,735
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	2,706,002

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	$2,346,435
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	2,306,592
2,640,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,627,487
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,610,015
2,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,410,376
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,517,804
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,722,532
	TOTAL	29,800,945
	Utility - Electric—3.1%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	1,084,741
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,722,578
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,753,440
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	2,058,127
1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,581,913
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,287,080
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,448,328
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	148,234
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	2,090,859
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2070	5,381,155
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	917,824
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,524,889
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	3,254,424
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	904,439
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	4,186,139
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	1,080,488
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,539,444
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,413,603
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,568,426
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	872,283
875,000	Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	887,083
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,456,416
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	2,129,615
	TOTAL	46,291,528
	Utility - Natural Gas—0.8%
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,759,786
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,695,299
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,461,764
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	2,889,800
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,830,891
	TOTAL	11,637,540
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	930,705
	TOTAL CORPORATE BONDS (IDENTIFIED COST $975,941,633)	1,075,906,416
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
1,115,000	Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,129,495)	1,235,110

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 45,307		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $44,438)	$48,762
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
433		Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	485
496		Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	558
307		Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	344
424		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	483
		TOTAL	1,870
		Federal National Mortgage Association—0.0%
803		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	907
582		Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	650
5,112		Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	5,735
2,688		Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	2,999
		TOTAL	10,291
		Government National Mortgage Association—0.0%
427		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	483
315		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	355
390		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	407
255		Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	266
		TOTAL	1,511
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,231)	13,672
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		INVESTMENT COMPANIES—27.9%
4,963,717		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	4,965,206
65,058,006		High Yield Bond Core Fund	417,021,819
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $431,103,010)	421,987,025
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $1,408,241,857)	1,499,192,285
		OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	12,118,603
		TOTAL NET ASSETS—100%	$1,511,310,888
At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Long Futures:
[4]United States Treasury Long Bond Long Futures	95	$15,482,031	December 2021	$(49,773)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of long contracts held by the Fund throughout the period was $43,434,234. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2020	$11,921,955	$402,099,645	$414,021,600
Purchases at Cost	$226,514,505	$31,000,000	$257,514,505
Proceeds from Sales	$(233,471,827)	$(26,000,000)	$(259,471,827)
Change in Unrealized Appreciation/Depreciation	$(2,805)	$22,449,118	$22,446,313
Net Realized Gain/(Loss)	$3,378	$(12,526,944)	$(12,523,566)
Value as of 8/31/2021	$4,965,206	$417,021,819	$421,987,025
Shares Held as of 8/31/2021	4,963,717	65,058,006	70,021,723
Dividend Income	$2,758	$17,483,430	$17,486,188

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,075,522,062	$384,354	$1,075,906,416
Municipal Bond	—	1,235,110	—	1,235,110
Collateralized Mortgage Obligation	—	48,762	—	48,762
Mortgage-Backed Securities	—	13,672	—	13,672
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	421,987,025	—	—	421,987,025
TOTAL SECURITIES	$421,987,025	$1,076,819,606	$385,654	$1,499,192,285
Other Financial Instruments:[1]
Liabilities	$(49,773)	$—	$—	$(49,773)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(49,773)	$—	$—	$(49,773)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit